Earnings per share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share
	Six-months period ended ended June 30,
	2010(As restated)			2011
		Weighted-			Weighted-
		average			average
		number of			number of
		outstanding			outstanding
	Income	shares	Amount	Income	shares	Amount
	(numerator)	(denominator)	per share	(numerator)	(denominator)	per share
Net income/(loss) attributable to DryShips Inc.	$32,740	0	$0	$(88,324)	0	$0
Less: Series A Convertible Preferred stock dividends	(6,444)	0	0	(3,930)	0	0
Less: Non-vested common stock dividends declared and undistributed earnings	(318)	0	0	0	0	0
Basic and Diluted EPS
Income/(loss) available to common stockholders	$25,978	255,012,737	$0.10	$(92,254)	344,259,487	$(0.27)